Cover	Jun. 01, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 01, 2023
Entity Registrant Name	STERLING CHECK CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-40829
Entity Tax Identification Number	37-1784336
Entity Address, Address Line One	6150 Oak Tree Boulevard, Suite 490
Entity Address, City or Town	Independence
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44131
City Area Code	800
Local Phone Number	853-3228
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	STER
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001645070
Amendment Flag	false
Former Address
Document Information [Line Items]
Entity Address, Address Line One	1 State Street Plaza
Entity Address, Address Line Two	24th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004